Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2020
Distribution Date:	6/15/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds

Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.500%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$61,318,962,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.67%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.24%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at April 30, 2020.
* For purpose of accessing central bank facilities.

** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2020
Distribution Date:	6/15/2020

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2020
Distribution Date:	6/15/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$61,318,962,600

A = Lesser of (i) LTV Adjusted Loan Balance and	75,247,288,529	A (i)	79,302,492,368
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	75,247,288,529
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	806,544,165
Total: A + B + C + D + E - F	74,440,744,363

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.5%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	63,323,971,272
-
A = lesser of (i) Present Value of outstanding loan balance of	79,501,173,845
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	79,501,173,845

Intercompany Loan Balance

Guarantee Loan	64,627,879,679
Demand Loan	15,773,968,409
Total	80,401,848,088

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
May 28, 2020	N/A	N/A

Portfolio Flow of Funds

	5/28/2020		4/30/2020	(8)
Cash Inflows
Principal Receipts	906,318,750.28	(7)	845,054,810.60	(7)
Sale of Loans	39,333,305.17		1,275,134,100.76
Revenue Receipts	135,261,387.01		116,479,346.15
Swap Receipts	-		-
Intercompany Loan Receipts	-		25,165,780,927.88
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(134,737,412.32)	(9)	(116,418,831.81)	(10)
Purchase of Loans	(70,928,415.41)		(25,227,798,649.21)
Intercompany Loan Repayment	(874,723,640.04)	(7)(9)	(2,058,171,190.03)	(7)(10)
Distribution to Partners	-		(181,850.58)
Other Inflows / Outflows(11)	(20.42)		(73.80)
Net Inflows/(Outflows)	523,954.27		(121,410.03)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.8882%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of  Capitalized Interest are included in the Intercompany Loan Principal Repayment.
(8) Adjustments have been made to the amount of Principal Receipts, Revenue Receipts, Intercompany Loan Interest and Intercompany Loan Repayment originally included in the April Investor Report (Distribution Date May 15, 2020) to account for Capitalized Interest on Loans.
(9) This amount is to be paid out on June 17th, 2020.
(10) This amount was paid out on May 19th, 2020.
(11) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2020
Distribution Date:	6/15/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$ 80,173,979,083
Current Month Ending Balance (1)	$ 79,264,288,163
Number of Mortgage Loans in Pool	292,340
Average Loan Size	$271,137
Number of Primary Borrowers	259,603
Number of Properties	265,784

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	56.37%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.94%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.28%
Weighted Average Seasoning of Loans in the Portfolio	22.43	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.78%
Weighted Average Original Term of Loans in the Portfolio	54.57	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	32.15	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	31.57	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)(7)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	292,167	99.94%	79,209,030,678	99.93%
30 to 59 Days Past Due	142	0.05%	44,470,789	0.06%
60 to 89 Days Past Due	31	0.01%	10,786,697	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	292,340	100.00%	79,264,288,163	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	29,968	10.25%	7,342,382,576	9.26%
British Columbia	49,786	17.03%	17,667,669,567	22.29%
Manitoba	5,566	1.90%	904,513,976	1.14%
New Brunswick	6,607	2.26%	687,424,197	0.87%
Newfoundland	6,992	2.39%	978,017,748	1.23%
Northwest Territories	79	0.03%	18,295,295	0.02%
Nova Scotia	10,023	3.43%	1,358,298,848	1.71%
Nunavut	-	0.00%	-	0.00%
Ontario	170,386	58.28%	47,715,532,599	60.20%
Prince Edward Island	1,466	0.50%	185,780,208	0.23%
Quebec	3,037	1.04%	733,704,243	0.93%
Saskatchewan	7,949	2.72%	1,565,967,839	1.98%
Yukon	481	0.16%	106,701,068	0.13%
Total	292,340	100.00%	79,264,288,163	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	5,795	1.98%	2,084,566,083	2.63%
599 or less	1,483	0.51%	356,677,574	0.45%
600 - 650	7,537	2.58%	2,149,788,631	2.71%
651 - 700	20,338	6.96%	5,832,128,353	7.36%
701 - 750	38,847	13.29%	11,077,983,953	13.98%
751 - 800	57,167	19.55%	16,596,596,529	20.94%
801 and Above	161,173	55.13%	41,166,547,040	51.94%
Total	292,340	100.00%	79,264,288,163	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.
(7) Includes accounts that have requested a deferral that is yet to be processed.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2020
Distribution Date:	6/15/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	252,574	86.40%	65,903,050,803	83.14%
Variable	39,766	13.60%	13,361,237,361	16.86%
Total	292,340	100.00%	79,264,288,163	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	215,001	73.54%	50,667,388,162	63.92%
Non-STEP	77,339	26.46%	28,596,900,001	36.08%
Total	292,340	100.00%	79,264,288,163	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	15,164	5.19%	3,312,152,407	4.18%
Owner Occupied	277,176	94.81%	75,952,135,756	95.82%
Total	292,340	100.00%	79,264,288,163	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	63,752	21.81%	20,231,887,054	25.52%
2.5000 - 2.9999	138,918	47.52%	36,876,593,199	46.52%
3.0000 - 3.4999	56,812	19.43%	14,759,211,231	18.62%
3.5000 - 3.9999	31,442	10.76%	7,169,371,322	9.04%
4.0000 - 4.4999	934	0.32%	148,643,526	0.19%
4.5000 - 4.9999	282	0.10%	41,550,000	0.05%
5.0000 - 5.4999	38	0.01%	4,457,059	0.01%
5.5000 and Above	162	0.06%	32,574,774	0.04%
Total	292,340	100.00%	79,264,288,163	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	25,882	8.85%	2,165,396,469	2.73%
20.01-25.00	11,163	3.82%	1,641,376,312	2.07%
25.01-30.00	13,519	4.62%	2,390,553,894	3.02%
30.01-35.00	16,320	5.58%	3,338,739,374	4.21%
35.01-40.00	19,281	6.60%	4,442,637,462	5.60%
40.01-45.00	22,569	7.72%	5,636,574,137	7.11%
45.01-50.00	25,159	8.61%	6,799,346,571	8.58%
50.01-55.00	26,125	8.94%	7,452,239,711	9.40%
55.01-60.00	27,200	9.30%	8,200,520,782	10.35%
60.01-65.00	26,657	9.12%	8,525,448,512	10.76%
65.01-70.00	24,719	8.46%	8,708,643,974	10.99%
70.01-75.00	25,559	8.74%	9,513,272,516	12.00%
75.01-80.00	22,992	7.86%	8,620,611,945	10.88%
80.01-90.00	4,820	1.65%	1,714,344,313	2.16%
90.01-100.00	243	0.08%	71,040,106	0.09%
Over 100.00	132	0.05%	43,542,085	0.05%
Total	292,340	100.00%	79,264,288,163	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2020
Distribution Date:	6/15/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	36,587	12.52%	7,386,047,736	9.32%
12.00 - 23.99	71,127	24.33%	17,007,479,304	21.46%
24.00 - 35.99	75,132	25.70%	21,195,588,225	26.74%
36.00 - 41.99	37,695	12.89%	10,754,037,082	13.57%
42.00 - 47.99	21,378	7.31%	6,442,058,570	8.13%
48.00 - 53.99	22,773	7.79%	8,106,179,543	10.23%
54.00 - 59.99	22,995	7.87%	7,340,890,481	9.26%
60.00 - 65.99	4,287	1.47%	956,505,666	1.21%
66.00 - 71.99	39	0.01%	7,346,092	0.01%
72.00 and Above	327	0.11%	68,155,466	0.09%
Total	292,340	100.00%	79,264,288,163	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	61,715	21.11%	3,643,032,156.97	4.60%
100,000 - 149,999	37,720	12.90%	4,728,045,079.38	5.96%
150,000 - 199,999	35,881	12.27%	6,275,994,413.26	7.92%
200,000 - 249,999	32,044	10.96%	7,207,373,260.04	9.09%
250,000 - 299,999	27,309	9.34%	7,495,466,708.94	9.46%
300,000 - 349,999	21,624	7.40%	7,012,307,127.43	8.85%
350,000 - 399,999	16,863	5.77%	6,309,961,264.84	7.96%
400,000 - 449,999	12,496	4.27%	5,300,989,912.66	6.69%
450,000 - 499,999	10,033	3.43%	4,760,158,722.19	6.01%
500,000 - 549,999	7,678	2.63%	4,024,764,288.41	5.08%
550,000 - 599,999	6,421	2.20%	3,687,908,072.54	4.65%
600,000 - 649,999	4,594	1.57%	2,866,566,056.16	3.62%
650,000 - 699,999	3,558	1.22%	2,400,224,490.67	3.03%
700,000 - 749,999	2,679	0.92%	1,941,262,065.04	2.45%
750,000 - 799,999	2,333	0.80%	1,806,460,935.88	2.28%
800,000 - 849,999	1,794	0.61%	1,479,276,136.88	1.87%
850,000 - 899,999	1,488	0.51%	1,300,984,453.26	1.64%
900,000 - 949,999	1,210	0.41%	1,118,882,240.04	1.41%
950,000 - 999,999	970	0.33%	944,971,460.45	1.19%
1,000,000 or Greater	3,930	1.34%	4,959,659,318.42	6.26%
Total	292,340	100.00%	79,264,288,163	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	49,107	16.80%	12,378,986,234	15.62%
Single Family	237,503	81.24%	65,286,131,016	82.37%
Multi Family	4,946	1.69%	1,430,745,715	1.81%
Other	784	0.27%	168,425,198	0.21%
Total	292,340	100.00%	79,264,288,163	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2020
Distribution Date:	6/15/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	99,546,353	77,296,962	98,967,509	129,479,793	159,959,781	199,718,924	273,983,420	323,258,774	465,478,262	559,955,172	749,877,608	1,204,667,020	2,133,380,276	798,420,970	45,760,425	22,631,328	7,342,382,576	9.26%
	Current and Less Than 30 Days Past Due	99,546,353	77,163,633	98,967,509	129,238,179	159,959,781	199,653,587	273,815,820	323,009,585	464,692,442	559,955,172	748,312,746	1,204,038,491	2,131,870,698	797,932,321	45,760,425	22,631,328	7,336,548,071	99.92%
	30 to 59 Days Past Due	-	133,329	-	241,614	-	65,337	167,599	-	493,536	-	980,988	628,529	1,509,578	488,649	-	-	4,709,158	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	249,189	292,284	-	583,873	-	-	-	-	-	1,125,346	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	509,825,095	372,280,368	528,235,405	740,062,554	1,014,077,378	1,243,606,101	1,459,334,419	1,597,295,871	1,801,650,701	1,901,408,035	1,765,830,300	1,808,819,210	2,361,779,863	548,349,186	8,086,854	7,028,226	17,667,669,567	22.29%
	Current and Less Than 30 Days Past Due	509,740,409	371,100,016	528,235,405	740,062,554	1,013,822,705	1,241,472,533	1,459,334,419	1,597,166,135	1,799,801,659	1,900,232,794	1,764,098,105	1,806,028,782	2,361,645,396	548,349,186	8,086,854	7,028,226	17,656,205,179	99.94%
	30 to 59 Days Past Due	32,823	1,180,351	-	-	-	1,248,887	-	129,736	1,435,591	506,150	1,732,195	2,790,428	134,467	-	-	-	9,190,629	0.05%
	60 to 89 Days Past Due	51,862	-	-	-	254,673	884,681	-	-	413,452	669,091	-	-	-	-	-	-	2,273,759	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	13,396,271	11,751,026	14,240,968	21,860,130	26,454,242	35,786,373	53,588,487	63,913,198	77,441,035	113,636,049	146,080,540	156,830,764	155,341,098	13,937,378	256,417	-	904,513,976	1.14%
	Current and Less Than 30 Days Past Due	13,396,271	11,751,026	14,240,968	21,860,130	26,454,242	35,786,373	53,588,487	63,913,198	77,441,035	113,636,049	146,080,540	156,682,109	155,341,098	13,937,378	256,417	-	904,365,322	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	148,655	-	-	-	-	148,655	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	15,626,553	9,937,850	17,412,045	22,142,422	36,134,652	47,387,788	67,778,996	85,148,275	69,606,761	76,304,538	68,354,051	103,665,141	67,260,459	664,665	-	-	687,424,197	0.87%
	Current and Less Than 30 Days Past Due	15,626,553	9,937,850	17,412,045	22,012,181	36,134,652	47,387,788	67,778,996	84,924,294	69,606,761	76,304,538	68,354,051	103,665,141	67,260,459	664,665	-	-	687,069,976	99.95%
	30 to 59 Days Past Due	-	-	-	64,409	-	-	-	83,664	-	-	-	-	-	-	-	-	148,073	0.02%
	60 to 89 Days Past Due	-	-	-	65,832	-	-	-	140,317	-	-	-	-	-	-	-	-	206,149	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,805,285	10,896,591	16,965,542	24,786,835	32,078,807	49,970,616	61,622,948	110,208,454	189,817,624	211,212,240	41,536,076	43,749,952	92,606,018	79,377,727	383,034	-	978,017,748	1.23%
	Current and Less Than 30 Days Past Due	12,805,285	10,896,591	16,965,542	24,786,835	32,078,807	49,970,616	61,622,948	110,208,454	189,817,624	210,970,488	41,536,076	43,749,952	92,606,018	79,102,413	383,034	-	977,500,682	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	241,753	-	-	-	275,313	-	-	517,066	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	466,621	286,415	426,088	794,174	1,592,151	409,741	1,827,233	1,473,648	1,631,394	3,203,361	1,873,578	2,731,213	1,579,680	-	-	-	18,295,295	0.02%
	Current and Less Than 30 Days Past Due	466,621	286,415	426,088	794,174	1,592,151	409,741	1,827,233	1,473,648	1,631,394	3,203,361	1,873,578	2,731,213	1,579,680	-	-	-	18,295,295	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	25,626,445	18,866,067	26,680,649	40,684,593	54,413,327	71,574,812	104,697,490	137,858,716	179,609,644	227,185,357	180,020,024	177,367,858	112,747,515	-	966,350	-	1,358,298,848	1.71%
	Current and Less Than 30 Days Past Due	25,626,445	18,866,067	26,680,649	40,684,593	54,413,327	71,574,812	104,612,688	137,858,716	179,609,644	226,965,527	180,020,024	177,367,858	112,747,515	-	966,350	-	1,357,994,217	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	84,801	-	-	219,829	-	-	-	-	-	-	304,630	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,450,196,733	1,109,656,360	1,644,481,170	2,290,486,903	3,029,338,616	3,856,913,987	4,578,840,877	4,850,199,856	5,173,609,735	5,133,502,676	5,469,024,381	5,572,275,712	3,266,759,927	261,376,359	15,173,901	13,695,407	47,715,532,599	60.20%
	Current and Less Than 30 Days Past Due	1,449,644,769	1,109,150,616	1,643,174,467	2,288,728,341	3,027,212,683	3,855,179,956	4,577,409,149	4,845,094,090	5,168,182,560	5,130,796,935	5,464,955,043	5,568,010,230	3,264,127,298	260,161,026	15,173,901	13,695,407	47,680,696,469	99.93%
	30 to 59 Days Past Due	412,224	66,764	1,106,630	1,758,562	899,373	962,487	1,197,420	4,446,148	5,243,421	2,191,203	3,008,243	3,729,583	2,632,630	-	-	-	27,654,688	0.06%
	60 to 89 Days Past Due	139,740	438,980	200,073	-	1,226,560	771,544	234,309	659,618	183,754	514,537	1,061,095	535,899	-	1,215,333	-	-	7,181,442	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,002,673	2,511,791	3,394,177	5,828,170	10,256,311	10,605,453	19,412,405	15,205,582	16,355,844	21,311,867	21,550,369	34,159,619	21,185,948	-	-	-	185,780,208	0.23%
	Current and Less Than 30 Days Past Due	4,002,673	2,511,791	3,394,177	5,828,170	10,256,311	10,605,453	19,412,405	15,205,582	16,355,844	21,311,867	21,550,369	34,159,619	21,185,948	-	-	-	185,780,208	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	6,990,616	7,141,682	6,959,574	15,764,283	17,332,970	24,278,030	28,799,239	41,945,087	45,408,990	60,593,968	80,370,170	155,544,118	230,400,375	11,574,892	413,124	187,125	733,704,243	0.93%
	Current and Less Than 30 Days Past Due	6,990,616	7,141,682	6,959,574	15,764,283	17,332,970	24,278,030	28,799,239	41,945,087	45,408,990	60,593,968	80,370,170	155,002,323	229,883,955	11,574,892	413,124	187,125	732,646,027	99.86%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	541,795	516,420	-	-	-	1,058,215	0.14%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	24,453,639	19,105,869	29,800,920	43,000,846	56,095,592	88,226,329	140,374,583	220,175,251	168,893,792	204,490,513	171,726,793	236,977,906	162,002,671	643,138	-	-	1,565,967,839	1.98%
	Current and Less Than 30 Days Past Due	24,453,639	19,105,869	29,800,920	43,000,846	56,095,592	88,226,329	140,374,583	220,045,729	168,893,792	204,490,513	171,431,938	236,662,607	162,002,671	643,138	-	-	1,565,228,164	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	129,522	-	-	294,854	315,298	-	-	-	-	739,675	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,460,186	1,645,331	2,989,848	3,848,673	4,903,635	8,095,983	9,086,475	5,556,999	11,017,001	12,644,737	12,400,084	16,484,003	15,568,115	-	-	-	106,701,068	0.13%
	Current and Less Than 30 Days Past Due	2,460,186	1,645,331	2,989,848	3,848,673	4,903,635	8,095,983	9,086,475	5,556,999	11,017,001	12,644,737	12,400,084	16,484,003	15,568,115	-	-	-	106,701,068	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,165,396,469	1,641,376,312	2,390,553,894	3,338,739,374	4,442,637,462	5,636,574,137	6,799,346,571	7,452,239,711	8,200,520,782	8,525,448,512	8,708,643,974	9,513,272,516	8,620,611,945	1,714,344,313	71,040,106	43,542,085	79,264,288,163	100.00%
	Current and Less Than 30 Days Past Due	2,164,759,819	1,639,556,888	2,389,247,191	3,336,608,958	4,440,256,855	5,632,641,201	6,797,662,442	7,446,401,518	8,192,458,745	8,521,105,949	8,700,982,724	9,504,582,329	8,615,818,850	1,712,365,018	71,040,106	43,542,085	79,209,030,678	99.93%
	30 to 59 Days Past Due	445,048	1,380,444	1,106,630	2,064,585	899,373	2,276,711	1,449,820	4,789,069	7,172,547	3,158,935	6,016,281	8,154,288	4,793,095	763,962	-	-	44,470,789	0.06%
	60 to 89 Days Past Due	191,603	438,980	200,073	65,832	1,481,233	1,656,225	234,309	1,049,124	889,490	1,183,628	1,644,968	535,899	-	1,215,333	-	-	10,786,697	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2020
Distribution Date:	6/15/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	30,292,882	28,898,589	36,919,930	52,016,217	57,810,658	85,803,013	98,973,948	131,514,512	159,239,791	199,775,759	208,479,274	294,907,616	655,428,788	44,505,106	-	-	2,084,566,083	2.63%
<=599	4,782,182	8,093,733	6,193,853	15,698,548	20,129,644	28,604,500	34,078,056	30,319,825	37,299,461	34,672,889	34,760,520	51,565,202	39,083,589	11,087,658	307,914	-	356,677,574	0.45%
600-650	17,164,545	14,106,612	28,949,663	48,069,424	77,667,798	108,919,528	153,985,161	201,968,851	230,578,292	256,436,192	295,037,388	345,530,947	304,208,268	63,527,692	2,565,256	1,073,013	2,149,788,631	2.71%
651-700	64,188,657	53,729,603	92,141,173	153,283,321	242,552,160	334,064,673	426,055,902	538,924,715	644,299,557	725,953,751	727,916,773	870,005,034	786,937,378	155,795,118	9,059,654	7,220,885	5,832,128,353	7.36%
701-750	171,178,034	135,177,982	233,475,414	345,731,917	480,804,942	687,761,474	942,681,570	1,007,643,856	1,209,635,502	1,295,770,756	1,378,094,986	1,542,804,892	1,367,985,892	257,779,175	12,769,934	8,687,628	11,077,983,953	13.98%
751-800	291,337,971	256,725,349	391,327,186	574,309,655	810,294,890	1,063,434,710	1,376,295,370	1,563,446,189	1,793,958,346	1,893,076,546	1,989,746,080	2,204,030,447	1,962,086,154	403,283,854	12,982,073	10,261,709	16,596,596,529	20.94%
>800	1,586,452,199	1,144,644,445	1,601,546,675	2,149,630,292	2,753,377,371	3,327,986,239	3,767,276,564	3,978,421,762	4,125,509,834	4,119,762,619	4,074,608,952	4,204,428,377	3,504,881,875	778,365,711	33,355,274	16,298,851	41,166,547,040	51.94%
Total	2,165,396,469	1,641,376,312	2,390,553,894	3,338,739,374	4,442,637,462	5,636,574,137	6,799,346,571	7,452,239,711	8,200,520,782	8,525,448,512	8,708,643,973	9,513,272,516	8,620,611,945	1,714,344,313	71,040,106	43,542,085	79,264,288,163	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.